Quarterly Report
February 28, 2021
MFS®  Investment Grade Municipal Trust
CXH-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 150.2%
Alabama - 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$40,000	$45,625
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	60,000	61,935
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	81,068
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	94,523
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	93,603
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	168,342
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	143,471
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	275,000	305,506
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	510,000	579,467
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	170,000	205,229
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	100,000	119,974
		$1,898,743
Arizona - 1.9%
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	$70,000	$65,241
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	75,000	67,137
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	60,000	66,224
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	49,263
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	87,065
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	70,000	75,407
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	80,000	84,879
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	165,000	167,744
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	145,000	147,320
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	1,042,102
		$1,852,382
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	$140,000	$169,743
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	33,193
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	55,509
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	131,545
		$389,990
California - 12.8%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$109,008
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	191,642
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	372,390
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2040	30,000	35,255
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	135,000	135,397
California Foothill/Eastern Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2046	1,000,000	1,136,940
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032 (w)	445,000	585,936
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,359,300
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,302,889
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	40,000	45,714
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	111,623
California State University Rev., “A”, 5%, 11/01/2037 (Prerefunded 11/01/2021)	805,000	830,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	$85,000	$94,781
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	268,976
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	120,000	133,502
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	100,000	108,187
California Statewide Communities Development Authority, Essential Housing Rev. (Jefferson-Anaheim), “A-2”, 3.125%, 8/01/2056 (n)	135,000	123,433
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	85,000	91,965
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	90,000	91,679
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	325,000	364,881
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	330,000	173,478
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	50,000	53,381
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	210,000	232,982
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	37,264
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	68,815
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	163,388
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	386,045
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	195,000	231,800
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	720,598
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,641
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	710,000	711,484
State of California, 5.25%, 10/01/2028	270,000	277,954
State of California, 5.25%, 9/01/2030	645,000	661,280
State of California, 5%, 4/01/2045	770,000	948,748
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	55,000	66,771
West Contra Costa, CA, Unified School District, “B”, NPFG, 6%, 8/01/2024	120,000	132,347
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	138,960
		$12,527,274
Colorado - 3.8%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$10,000	$11,475
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	41,000	48,914
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	83,189
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	40,000	41,813
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	161,109
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	685,000	824,089
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	325,000	391,872
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	130,000	157,708
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	145,000	160,801
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	90,000	100,747
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	413,417
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	115,000	133,075
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	245,000	279,650
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	79,755
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	135,198
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	140,000	158,263
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	102,551
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	405,000	461,129
		$3,744,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.0%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$175,000	$175,077
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	418,823
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	385,000	398,078
		$991,978
District of Columbia - 1.7%
District of Columbia Rev. (Georgetown University), BHAC, 5%, 4/01/2040 (Prerefunded 4/01/2021)	$1,430,000	$1,435,605
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	175,000	195,253
		$1,630,858
Florida - 5.9%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$88,406
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	38,725
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	66,446
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	310,000	330,327
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	105,000	119,204
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	118,685
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	25,000	26,329
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	100,000	112,829
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	1,000,000	1,120,360
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	250,000	282,968
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	250,000	289,727
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	50,000	50,157
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035	180,000	193,777
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	182,196
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	275,000	320,105
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	60,000	72,347
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	105,000	62,869
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	175,000	85,293
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	109,700
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	22,076
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	21,841
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	43,527
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	129,613
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	94,712
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2045	980,000	405,828
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	180,000	221,031
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NPFG, 5.75%, 10/01/2025	1,000,000	1,110,600
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	50,000	50,027
		$5,769,705
Georgia - 3.5%
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	$145,000	$166,444
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	215,000	244,780
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	116,671	117,298
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	45,000	52,014
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	128,549
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	123,407
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	77,129
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	349,550
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	130,000	146,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	$120,000	$148,276
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	321,025
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	75,000	88,833
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	65,000	76,411
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	70,000	82,076
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	320,000	366,397
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	180,000	214,205
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	145,000	172,076
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2040	145,000	171,597
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	290,000	341,956
		$3,388,640
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$41,043
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	175,000	210,388
		$251,431
Hawaii - 0.3%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	$35,000	$40,707
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	124,624
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	83,075
		$248,406
Illinois - 15.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$121,983	$116,314
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	360,000	352,750
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	113,055
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	500,871
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	85,000	101,772
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	30,000	36,944
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	85,000	107,045
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	40,000	51,311
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	30,000	39,087
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	20,000	26,521
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	55,000	74,151
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	115,000	142,794
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	220,000	271,011
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	190,000	232,315
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	100,000	125,258
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	180,000	204,662
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	25,000	28,195
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	120,000	138,107
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	80,000	93,866
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	20,000	23,787
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	25,000	27,313
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	215,000	258,892
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	30,000	36,259
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	85,000	90,802
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	70,000	80,329
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	15,000	17,181
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	265,000	300,219
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	275,000	319,019
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	70,000	77,783
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	886,678
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	75,647
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	37,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	$145,000	$157,077
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	140,000	164,494
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	75,000	87,816
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029 (Prerefunded 12/01/2021)	155,000	160,924
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030 (Prerefunded 12/01/2021)	310,000	321,848
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	60,000	62,293
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040 (Prerefunded 12/01/2021)	410,000	425,670
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	270,000	327,958
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	527,568
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	260,000	301,002
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	145,000	170,941
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	145,000	170,601
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	20,000	21,911
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	140,000	145,940
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	15,000	16,556
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	110,000	114,822
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	101,559
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	141,583
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	614,669
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	356,857
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,128,220
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	230,000	253,955
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	396,568
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	150,000	151,991
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	5,000	6,074
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	55,000	64,954
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	120,000	145,028
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	110,000	135,529
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	31,309
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	55,000	69,870
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	50,000	61,749
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	86,955
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	50,000	56,815
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	30,000	34,164
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	143,000	143,084
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	220,000	69,958
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	140,331
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	60,000	65,056
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	45,000	46,701
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	51,614
State of Illinois, 4.875%, 5/01/2021	25,000	25,171
State of Illinois, 5.5%, 5/01/2039	495,000	601,009
State of Illinois, 5.75%, 5/01/2045	475,000	580,407
State of Illinois, AGM, 5%, 2/01/2027	95,000	104,309
State of Illinois, “A”, 5%, 11/01/2027	325,000	383,614
State of Illinois, “A”, 5%, 12/01/2024	20,000	22,423
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	355,000	397,699
		$14,634,388
Indiana - 1.2%
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	$40,000	$44,150
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	108,502
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	350,000	375,067
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	295,000	343,814
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	25,000	30,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	$20,000	$24,216
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	30,109
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	75,000	89,597
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	123,537
		$1,169,369
Iowa - 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	$170,000	$170,160
Kansas - 1.9%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$300,000	$350,592
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	116,864
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	49,541
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	48,803
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	540,000	646,780
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	215,000	240,151
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	140,000	155,746
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	20,528
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	217,279
		$1,846,284
Kentucky - 2.0%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$43,506
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	43,426
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	40,000	49,404
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	35,000	41,650
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	230,000	271,200
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	157,794
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	250,000	283,255
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,014,630
		$1,904,865
Louisiana - 2.5%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	$470,000	$479,391
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	240,000	260,674
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	343,927
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation and New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	445,000	474,944
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040	65,000	77,825
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045	185,000	217,889
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045	85,000	101,771
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	480,000	500,741
		$2,457,162
Maine - 0.2%
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	$210,000	$237,476
Maryland - 1.0%
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050	$100,000	$106,676
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	70,000	81,814
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,438
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	17,748
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	70,000	59,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	$100,000	$114,934
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	74,422
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	316,084
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	109,083
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	10,508
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	15,584
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	15,000	15,488
		$931,672
Massachusetts - 17.0%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$285,000	$288,879
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	350,000	464,782
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	190,000	209,507
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	35,000	42,032
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	30,000	32,653
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	690,000	806,838
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	42,492
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	100,000	109,388
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	145,000	165,562
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	395,000	490,325
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	41,467
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	35,406
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	138,316
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	92,637
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,675,000	1,849,032
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	35,000	41,518
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,092,850
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	40,000	40,107
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	65,000	66,147
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	8,590,000	8,741,528
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	125,000	131,463
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	35,000	37,188
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041 (Prerefunded 7/01/2021)	40,000	40,646
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032 (Prerefunded 10/15/2021)	720,000	741,701
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	600,000	803,166
		$16,545,630
Michigan - 6.2%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$65,000	$73,270
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	460,000	491,234
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	25,000	25,402
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041 (Prerefunded 7/01/2021)	30,000	30,483
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	250,000	273,265
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	100,000	114,336
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	51,620
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	67,839
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	570,000	704,286
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	599,611
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2035 (Prerefunded 12/01/2021)	750,000	777,270
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	150,000	181,133
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	76,177
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	175,517
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	116,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	$175,000	$186,302
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	220,000	250,551
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	135,000	143,531
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	65,000	76,057
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	601,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	667,635
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	105,000	132,763
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	190,000	238,978
		$6,055,509
Minnesota - 0.4%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$60,000	$66,943
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	105,000	123,925
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	60,000	66,486
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	85,000	99,646
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	340	340
		$357,340
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$90,000	$103,556
Missouri - 3.4%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	$355,000	$423,852
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	215,000	255,500
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “A”, AGM, 5%, 3/01/2057	1,000,000	1,208,610
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	630,000	742,386
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	55,000	61,715
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	227,540
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	285,000	350,647
		$3,270,250
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$142,808
Nevada - 0.9%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$90,000	$103,753
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	755,000	763,607
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,924
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,836
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	21,376
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	26,792
		$927,288
New Hampshire - 0.6%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$268,294	$300,993
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	117,205
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	121,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2051	$60,000	$65,320
		$605,062
New Jersey - 7.2%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	$85,000	$100,506
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	80,000	93,241
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,445
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	44,981
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	44,324
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	247,752
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	128,765
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	77,708
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	38,739
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	10,000	12,533
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	5,000	6,225
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,679
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	22,606
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	15,000	16,858
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	15,000	16,765
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	20,000	22,254
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	20,000	22,187
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	25,000	27,637
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	55,000	64,187
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	40,000	46,582
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	240,000	275,059
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	155,000	173,112
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	150,000	173,514
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	403,441
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	230,000	236,399
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	550,000	663,360
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	80,000	95,402
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	150,000	175,990
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	100,000	116,122
New Jersey Turnpike Authority, Turnpike Rev., “A”, 4%, 1/01/2051	115,000	131,712
South Jersey Transportation Authority, Transportation System Rev., “A”, BAM, 5%, 11/01/2041	1,000,000	1,257,910
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,875,000	2,248,425
		$7,025,420
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$15,000	$16,715
New York - 12.1%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$305,000	$337,126
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	130,000	131,807
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	95,000	96,286
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	135,000	135,537
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	255,000	257,405
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,414,586
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	205,916
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	500,000	514,285
New York Power Authority Rev., “A”, 5%, 11/15/2038	1,000,000	1,034,270
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	320,000	381,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	$120,000	$142,470
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	109,920
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	385,000	440,159
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	205,000	251,816
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4, John F. Kennedy International Airport Project), 4%, 12/01/2038	50,000	56,253
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	172,516	176,579
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	570,000	599,093
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	140,000	162,231
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	175,000	201,796
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	25,000	28,430
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 5%, 6/15/2047 (Prerefunded 6/15/2023)	470,000	519,947
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., Unrefunded Balance, 5%, 6/15/2047	530,000	580,117
New York, NY, Trust for Cultural Resources (Lincoln Center For The Performing Arts, Inc.), “A”, 4%, 12/01/2035	70,000	82,342
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	110,000	113,708
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	215,000	219,889
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	948,994
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,676,685
		$11,819,106
North Carolina - 3.6%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038 (Prerefunded 1/31/2023)	$330,472	$361,589
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	65,000	76,852
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	285,000	322,278
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	2,000,000	2,031,840
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	500,000	617,430
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	115,140
		$3,525,129
Ohio - 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$90,000	$112,364
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	206,645
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,825,000	273,385
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	95,000	95,184
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	220,000	241,481
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	580,000	671,251
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	160,000	176,272
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	40,000	40,107
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	405,000	483,882
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	90,000	97,614
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	50,000	55,849
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	10,000	11,478
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	450,075
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	35,110
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,043,120
		$3,993,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.3%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$15,000	$15,136
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	25,000	29,747
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	5,000	6,037
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	35,000	41,474
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	58,409
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	30,000	34,986
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	57,932
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	55,000	61,156
		$304,877
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$103,859
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	260,000	292,536
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	20,000	24,648
		$421,043
Pennsylvania - 7.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$606,149
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	185,000	201,903
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	70,000	86,090
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,425
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	36,572
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	86,858
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	20,000	22,573
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	20,684
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	25,773
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	35,943
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	35,000	35,653
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	20,342
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	30,000	37,496
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	720,000	813,283
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	275,000	306,212
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	612,344
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	480,000	540,826
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	420,000	465,318
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	35,000	42,027
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	80,000	89,226
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	70,000	77,566
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	80,000	95,347
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	93,927
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	140,000	147,266
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	70,000	86,036
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	275,000	308,297
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	615,000	701,623
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	110,286
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	77,683
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	759,165
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	100,000	113,158
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	250,000	251,185
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	30,000	40,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	$20,000	$27,542
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	10,000	11,858
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	70,000	85,808
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	65,000	72,536
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	105,000	116,704
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	70,000	77,585
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	32,969
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	37,999
		$7,483,948
Puerto Rico - 10.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$300,000	$310,107
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,291
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	880,000	999,372
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	145,000	160,998
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	120,000	133,661
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NPFG, 5.25%, 7/01/2033	145,000	163,196
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	440,000	461,278
Commonwealth of Puerto Rico, Public Improvement, “A”, NPFG, 5.5%, 7/01/2021	45,000	45,405
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	67,363
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	381,049
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	10,000	9,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	22,563
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,025
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	35,000	31,587
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	13,200
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	15,000	13,500
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	70,000	62,387
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	115,000	118,529
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	20,000	20,240
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022	45,000	45,334
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	54,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	685,000	616,500
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	31,009
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	25,000	26,938
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	125,000	137,507
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	205,000	227,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,038
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	22,563
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	575,000	517,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	27,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	90,000	81,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	330,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	40,000	40,032
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	4,995
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	50,672
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	9,989
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	155,000	156,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	55,000	54,933

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$55,000	$55,729
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	54,935
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	45,675
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	220,000	233,957
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	140,000	151,445
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	60,000	67,089
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,505
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	35,000	36,179
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	315,000	331,569
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	125,000	128,766
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	25,000	25,774
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	29,000	31,539
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,816,000	2,006,753
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	270,000	289,750
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,075
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	32,000	34,914
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	51,000	44,831
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	550,000	421,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	524,000	371,925
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	772,000	236,379
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,390
		$10,111,217
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	$135,000	$138,367
South Carolina - 2.6%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038 (Prerefunded 2/01/2023)	$1,000,000	$1,091,440
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	270,000	312,741
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	237,513
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	568,926
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	267,659
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	30,000	33,650
		$2,511,929
Tennessee - 3.4%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$820,000	$893,087
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	15,000	16,635
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	25,000	30,259
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	12,042
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	50,000	58,152
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	60,000	68,534
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2036	1,000,000	1,009,760
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	5,000	5,813
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	10,000	11,462
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	219,643
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	740,833
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	212,761
		$3,278,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 7.8%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	$100,000	$112,691
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	342,101
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	173,715
Dallas, TX, Civic Center Convention Complex Rev., AGM, 5.25%, 8/15/2034	465,000	466,632
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	250,293
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	60,000	70,339
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	105,000	122,637
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	140,000	162,980
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	120,000	139,285
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	97,446
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	21,608
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	43,130
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	30,264
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	58,254
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	110,410
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	140,000	148,555
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,296
Matagorda County, TX, Navigation District No. 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,510,860
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	15,480
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	80,000	74,674
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	29,461
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	35,353
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	76,598
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	150,000	159,120
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	100,000	102,911
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	179,685
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	65,555
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	75,839
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	530,708	565,427
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	65,106
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	131,453
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	107,883
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	165,000	189,123
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	20,000	10,960
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	10,000	5,187
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	15,000	7,373
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	15,000	6,959
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	30,000	13,152
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	40,000	16,578
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	35,000	13,742
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043 (Prerefunded 3/01/2022)	675,000	707,332
		$7,616,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$265,000	$312,756
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	165,000	172,849
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	10,000	11,919
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	10,000	11,770
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	20,000	23,397
		$532,691
Virginia - 0.7%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$172,644
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	145,000	179,188
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	286,894
		$638,726
Washington - 0.5%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$80,000	$91,239
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	100,000	112,428
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	195,000	215,262
Seattle, WA, Port Rev., 4%, 4/01/2044	60,000	66,004
		$484,933
Wisconsin - 2.6%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$405,000	$218,623
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	175,000	94,652
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	700,000	761,754
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	30,000	31,053
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	99,321
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	65,000	67,440
Wisconsin Public Finance Authority Healthcare Facilities Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	20,000	22,447
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	700,000	758,947
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	155,000	167,184
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	110,302
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	25,000	26,872
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	10,000	10,692
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	100,000	106,519
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	15,000	15,948
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	15,000	17,674
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	20,000	23,372
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	20,000	23,348
		$2,556,148
Total Municipal Bonds		$146,512,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	$16,377	$3,756
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	120,000	60,771
Total Bonds		$64,527

Other Assets, Less Liabilities - (0.3)%		(277,653)
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value (issued by the fund) - (50.0)%		(48,750,000)
Net assets applicable to common shares - 100.0%		$97,549,349
(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,701,697, representing 4.8% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$146,512,475	$—	$146,512,475
U.S. Corporate Bonds	—	64,527	—	64,527
Total	$—	$146,577,002	$—	$146,577,002
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.